Business Acquisitions (Tables)	12 Months Ended
May 31, 2017
Qingdao Alice [Member]
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period
Cash	2,306
Other current assets	644
Property, plant and equipment	89	1-5 years
Intangible assets
Trademark	1,058	10.1 years
Student base	1,998	2.2 years
Favorable lease	763	8.7 years
Goodwill	7,540
Other current liabilities	(514)
Deferred tax liabilities	(955)

Total	12,929

Ainuoshida [Member]
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period
Cash	2,499
Other current assets	4,874
Property, plant and equipment	493	1-5 years
Intangible assets
Trademark	1,708	10 years
Student base	1,069	1 year
Software	76	3 years
Goodwill	5,516
Other current liabilities	(6,040)
Deferred tax liabilities	(713)
Fair value of the 18% equity interest	(1,741)
Noncontrolling interests	(3,899)

Total	3,842